Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of useful lives of property, plant and equipment

Buildings and leasehold improvements	3-30 years
Plant, machinery, and equipment	4-15 years
Furniture and fixtures	3-15 years

Schedule of useful lives of right-of-use assets

Right-of Use assets relating to buildings	>1-20 years
Right-of Use assets relating to plant and machinery	2-7 years
Right-of Use assets relating to motor vehicles	3-4 years

Schedule of useful lives of intangible assets

Trademarks	2-10 years
Developed technologies	6-18 years
Patents and licenses	Up to 15 years

Schedule of weighted average number of ordinary shares

	2022	2021	2020
	Shares in	Shares in	Shares in
	thousands	thousands	thousands
Issued ordinary shares 1 January	176,608	163,915	150,903
Treasury shares 1 January	(250)	(250)	(250)
Effect of weighted average share capital increase	316	1,953	2,508
Effect of weighted average share options exercised	—	788	591
Weighted average number of ordinary shares 31 December	176,674	166,406	153,752

Schedule of impact changes in accounting policies